Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—98.3%
		Communication Services—10.5%
6,889		Activision Blizzard, Inc.	$626,899
2,660	[2]	Alphabet, Inc., Class A	4,860,778
2,568	[2]	Alphabet, Inc., Class C	4,714,180
63,788		AT&T, Inc.	1,826,250
1,280	[2]	Charter Communications, Inc.	777,677
40,811		Comcast Corp., Class A	2,023,001
1,572	[2]	Discovery, Inc., Class A	65,112
2,081	[2]	Discovery, Inc., Class C	72,897
6,582	[2]	DISH Network Corp., Class A	191,010
2,704		Electronic Arts, Inc.	387,213
21,303	[2]	Facebook, Inc.	5,503,204
556		Fox Corp	17,336
2,918		Interpublic Group of Cos., Inc.	70,236
7,652		Lumen Technologies, Inc.	94,732
3,638	[2]	Netflix, Inc.	1,936,835
7,350		News Corp., Inc., Class A	142,590
5,004		News Corp., Inc., Class B	94,475
2,333		Omnicom Group, Inc.	145,533
4,933	[2]	T-Mobile USA, Inc.	621,953
979	[2]	Take-Two Interactive Software, Inc.	196,241
7,070	[2]	Twitter, Inc.	357,247
36,960		Verizon Communications, Inc.	2,023,560
1,915		ViacomCBS Inc., Class B	92,877
16,127	[2]	Walt Disney Co.	2,712,078
		TOTAL	29,553,914
		Consumer Discretionary—12.7%
3,758	[2]	Amazon.com, Inc.	12,048,900
2,604		Aptiv PLC	347,894
181	[2]	AutoZone, Inc.	202,425
3,384		Best Buy Co., Inc.	368,247
296	[2]	Booking Holdings, Inc.	575,522
1,798		BorgWarner, Inc.	75,498
1,257	[2]	CarMax, Inc.	148,049
7,168		Carnival Corp.	133,827
344	[2]	Chipotle Mexican Grill, Inc.	509,120
1,044		D. R. Horton, Inc.	80,179
1,103		Darden Restaurants, Inc.	128,930
2,031		Dollar General Corp.	395,253
1,922	[2]	Dollar Tree, Inc.	195,391
698		Domino's Pizza, Inc.	258,791
6,074		eBay, Inc.	343,242
1,847	[2]	Etsy, Inc.	367,719
89		Expedia Group, Inc.	11,045
32,865		Ford Motor Co.	346,068
8,475	[2]	Gap (The), Inc.	171,619
1,549		Garmin Ltd.	177,918
10,682		General Motors Co.	541,364

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
987		Genuine Parts Co.	$92,660
3,083		Hanesbrands, Inc.	47,139
1,207		Hasbro, Inc.	113,241
2,278		Hilton Worldwide Holdings, Inc.	230,966
9,412		Home Depot, Inc.	2,548,958
5,588		L Brands, Inc.	227,767
3,379		Las Vegas Sands Corp.	162,496
620		Leggett and Platt, Inc.	25,420
4,155		Lennar Corp., Class A	345,488
6,327		Lowe's Cos., Inc.	1,055,660
2,501		Marriott International, Inc., Class A	290,891
6,461		McDonald's Corp.	1,342,854
1,550	[2]	Mohawk Industries, Inc.	222,580
8,962		Newell Brands, Inc.	215,267
10,083		Nike, Inc., Class B	1,346,988
33	[2]	NVR, Inc.	146,734
624	[2]	O'Reilly Automotive, Inc.	265,493
276		Pool Corp.	97,754
1,916		Pulte Group, Inc.	83,346
520		PVH Corp.	44,335
514		Ralph Lauren Corp.	51,940
3,270		Ross Stores, Inc.	363,918
2,016		Royal Caribbean Cruises, Ltd.	131,040
10,200		Starbucks Corp.	987,462
2,336		Tapestry, Inc.	73,864
4,283		Target Corp.	775,951
6,647	[2]	Tesla, Inc.	5,274,594
10,885		TJX Cos., Inc.	697,075
837		Tractor Supply Co.	118,636
440	[2]	Ulta Beauty, Inc.	123,094
2,442	[2]	Under Armour, Inc., Class A	42,735
809	[2]	Under Armour, Inc., Class C	12,111
3,140		V.F. Corp.	241,372
406		Whirlpool Corp.	75,147
919		Wynn Resorts Ltd.	91,468
2,407		Yum! Brands, Inc.	244,286
		TOTAL	35,637,731
		Consumer Staples—6.0%
19,605		Altria Group, Inc.	805,373
2,109		Archer-Daniels-Midland Co.	105,471
1,637		Brown-Forman Corp., Class B	117,324
1,207		Campbell Soup Co.	58,069
1,957		Church and Dwight, Inc.	165,230
975		Clorox Co.	204,223
7,508		Colgate-Palmolive Co.	585,624
8,130		Conagra Brands, Inc.	281,298
1,623		Constellation Brands, Inc., Class A	342,339
3,830		Costco Wholesale Corp.	1,349,807
1,984		Estee Lauder Cos., Inc., Class A	469,514
4,929		General Mills, Inc.	286,375
1,119		Hershey Foods Corp.	162,747

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
2,004		Hormel Foods Corp.	$93,907
1,885		Kellogg Co.	111,102
3,203		Kimberly-Clark Corp.	423,116
5,309		Kraft Heinz Co./The	177,905
5,938		Kroger Co.	204,861
1,414		Lamb Weston Holdings, Inc.	105,626
1,901		McCormick & Co., Inc.	170,216
4,666		Molson Coors Beverage Company, Class B	234,047
13,091		Mondelez International, Inc.	725,765
1,726	[2]	Monster Beverage Corp.	149,869
11,239		PepsiCo, Inc.	1,534,910
13,433		Philip Morris International, Inc.	1,069,938
22,070		Procter & Gamble Co.	2,829,595
2,205		Smucker (J.M.) Co.	256,684
4,246		Sysco Corp.	303,631
31,519		The Coca-Cola Co.	1,517,640
2,441		Tyson Foods, Inc., Class A	156,981
6,214		Walgreens Boots Alliance, Inc.	312,253
12,366		WalMart, Inc.	1,737,299
		TOTAL	17,048,739
		Energy—2.4%
12,104		Apache Corp.	172,845
5,332		Baker Hughes a GE Co. LLC	107,120
2,857		Cabot Oil & Gas Corp., Class A	52,369
17,292		Chevron Corp.	1,473,278
11,958		ConocoPhillips	478,679
2,546		Devon Energy Corp.	41,907
3,819		Diamondback Energy, Inc.	216,499
4,841		EOG Resources, Inc.	246,697
34,116		Exxon Mobil Corp.	1,529,761
7,563		Halliburton Co.	133,336
2,899		Hess Corp.	156,488
2,393		HollyFrontier Corp.	68,105
16,814		Kinder Morgan, Inc.	236,741
8,274		Marathon Oil Corp.	59,904
2,333		Marathon Petroleum Corp.	100,692
13,346		NOV Inc.	165,224
8,832		Occidental Petroleum Corp.	177,170
4,209		ONEOK, Inc.	167,644
1,795		Phillips 66	121,701
1,575		Pioneer Natural Resources, Inc.	190,418
13,483		Schlumberger Ltd.	299,457
6,579		TechnipFMC PLC	70,330
4,087		Valero Energy Corp.	230,629
10,995		Williams Cos., Inc.	233,424
		TOTAL	6,730,418
		Financials—10.1%
8,846		Aflac, Inc.	399,662
3,979		Allstate Corp.	426,469
5,717		American Express Co.	664,658
7,093		American International Group, Inc.	265,562

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,768		Ameriprise Financial, Inc.	$349,834
2,147		Aon PLC	436,056
466		Assurant, Inc.	63,129
67,406		Bank of America Corp.	1,998,588
10,609		Bank of New York Mellon Corp.	422,557
1,489		Berkley, W. R. Corp.	92,526
17,288	[2]	Berkshire Hathaway, Inc., Class B	3,939,417
1,212		BlackRock, Inc.	849,927
3,741		Capital One Financial Corp.	390,037
744		Cboe Global Markets, Inc.	68,247
10,486		Charles Schwab Corp.	540,448
4,161		Chubb Ltd.	606,133
18,722		Citigroup, Inc.	1,085,689
2,973		Citizens Financial Group, Inc.	108,336
2,420		CME Group, Inc.	439,811
703		Comerica, Inc.	40,212
2,475		Discover Financial Services	206,762
470		Everest Re Group Ltd.	99,208
5,265		Fifth Third Bancorp	152,316
533		First Republic Bank	77,280
2,575		Franklin Resources, Inc.	67,697
618		Gallagher (Arthur J.) & Co.	71,323
553		Globe Life, Inc.	49,986
2,921		Goldman Sachs Group, Inc.	792,088
20,173		Huntington Bancshares, Inc.	266,788
5,107		Intercontinental Exchange, Inc.	563,557
4,904		Invesco Ltd.	100,973
27,117		JPMorgan Chase & Co.	3,489,144
17,483		KeyCorp	294,763
1,044		Lincoln National Corp.	47,492
1,439		Loews Corp.	65,172
1,126		M & T Bank Corp.	149,161
95		MarketAxess Holdings, Inc.	51,372
3,309		Marsh & McLennan Cos., Inc.	363,692
6,153		MetLife, Inc.	296,267
1,459		Moody's Corp.	388,473
12,178		Morgan Stanley	816,535
668		MSCI, Inc., Class A	264,060
798		NASDAQ, Inc.	107,946
1,713		Northern Trust Corp.	152,783
14,469		People's United Financial, Inc.	197,647
3,546		PNC Financial Services Group	508,922
5,110		Principal Financial Group, Inc.	251,770
5,349		Progressive Corp., OH	466,379
3,137		Prudential Financial, Inc.	245,564
783		Raymond James Financial, Inc.	78,245
6,795		Regions Financial Corp.	115,583
2,208		S&P Global, Inc.	699,936
5,066		State Street Corp.	354,620
381	[2]	SVB Financial Group	166,794
8,939		Synchrony Financial	300,797

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,996		T. Rowe Price Group, Inc.	$312,334
3,404		The Hartford Financial Services Group, Inc.	163,460
2,397		The Travelers Cos., Inc.	326,711
8,956		Truist Financial Corp.	429,709
12,543		U.S. Bancorp	537,468
8,041		Unum Group	186,792
31,777		Wells Fargo & Co.	949,497
486		Willis Towers Watson PLC	98,629
786		Zions Bancorporation, N.A.	34,694
		TOTAL	28,547,687
		Health Care—13.6%
15,829		Abbott Laboratories	1,956,306
15,673		AbbVie, Inc.	1,606,169
368	[2]	Abiomed, Inc.	128,156
2,467		Agilent Technologies, Inc.	296,459
2,805	[2]	Alexion Pharmaceuticals, Inc.	430,091
371	[2]	Align Technology, Inc.	194,916
1,292		AmerisourceBergen Corp.	134,626
5,254		Amgen, Inc.	1,268,473
2,231		Anthem, Inc.	662,562
4,847		Baxter International, Inc.	372,395
2,670		Becton Dickinson & Co.	698,979
1,429	[2]	Biogen, Inc.	403,850
13,410	[2]	Boston Scientific Corp.	475,250
22,141		Bristol-Myers Squibb Co.	1,360,122
3,099		Cardinal Health, Inc.	166,509
1,186	[2]	Catalent, Inc.	136,449
5,152	[2]	Centene Corp.	310,666
2,610		Cerner Corp.	209,087
3,149		CIGNA Corp.	683,490
39		Cooper Cos., Inc.	14,198
11,460		CVS Health Corp.	821,109
5,557		Danaher Corp.	1,321,677
1,846	[2]	Davita, Inc.	216,665
2,238		Dentsply Sirona, Inc.	119,711
1,233	[2]	Dexcom, Inc.	462,190
3,900	[2]	Edwards Lifesciences Corp.	322,062
7,101		Eli Lilly & Co.	1,476,795
13,395		Gilead Sciences, Inc.	878,712
3,167		HCA Healthcare, Inc.	514,574
1,458	[2]	Henry Schein, Inc.	96,009
426	[2]	Hologic, Inc.	33,965
1,142		Humana, Inc.	437,512
1,042	[2]	IDEXX Laboratories, Inc.	498,784
905	[2]	Illumina, Inc.	385,928
76	[2]	Incyte Genomics, Inc.	6,821
1,073	[2]	Intuitive Surgical, Inc.	802,218
1,661	[2]	IQVIA Holdings, Inc.	295,326
23,399		Johnson & Johnson	3,817,079
736	[2]	Laboratory Corp. of America Holdings	168,478
2,216		McKesson Corp.	386,625

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
10,672		Medtronic PLC	$1,188,114
20,583		Merck & Co., Inc.	1,586,332
185	[2]	Mettler-Toledo International, Inc.	216,098
795		PerkinElmer, Inc.	116,921
1,793		Perrigo Co. PLC	76,561
49,753		Pfizer, Inc.	1,786,133
966		Quest Diagnostics, Inc.	124,759
910	[2]	Regeneron Pharmaceuticals, Inc.	458,494
1,240		ResMed, Inc.	249,947
2,304		Stryker Corp.	509,207
421		Teleflex, Inc.	158,982
3,484		Thermo Fisher Scientific, Inc.	1,775,795
8,398		UnitedHealth Group, Inc.	2,801,405
1,675		Universal Health Services, Inc., Class B	208,839
1,598	[2]	Varian Medical Systems, Inc.	280,561
2,347	[2]	Vertex Pharmaceuticals, Inc.	537,651
18,441	[2]	Viatris, Inc.	313,313
580	[2]	Waters Corp.	153,509
551		West Pharmaceutical Services, Inc.	165,019
2,011		Zimmer Biomet Holdings, Inc.	309,030
4,105		Zoetis, Inc.	633,196
		TOTAL	38,220,859
		Industrials—8.0%
5,245		3M Co.	921,337
1,587		Alaska Air Group, Inc.	77,493
1,057		Allegion PLC	113,110
1,795		Ametek, Inc.	203,302
4,056		Boeing Co.	787,635
7,111		Carrier Global Corp.	273,773
4,801		Caterpillar, Inc.	877,815
726		Cintas Corp.	230,955
697	[2]	Copart, Inc.	76,496
6,440		CSX Corp.	552,262
1,182		Cummins, Inc.	277,084
3,287		Deere & Co.	949,286
6,297		Delta Air Lines, Inc.	239,034
1,346		Dover Corp.	156,796
3,756		Eaton Corp. PLC	442,081
4,935		Emerson Electric Co.	391,592
930		Equifax, Inc.	164,712
1,199		Expeditors International Washington, Inc.	107,334
7,851		Fastenal Co.	357,927
2,037		FedEx Corp.	479,388
2,722		Fortive Corp.	179,870
914		Fortune Brands Home & Security, Inc.	78,833
1,138		General Dynamics Corp.	166,922
78,494		General Electric Co.	838,316
5,537		Honeywell International, Inc.	1,081,764
2,868		Howmet Aerospace, Inc.	70,495
537		Hunt (J.B.) Transportation Services, Inc.	72,312
520		Huntington Ingalls Industries, Inc.	81,812

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
528		IDEX Corp.	$98,308
1,711		IHS Markit Ltd.	148,994
2,463		Illinois Tool Works, Inc.	478,339
2,671	[2]	Ingersoll-Rand, Inc.	111,755
1,075		Jacobs Engineering Group, Inc.	108,532
6,980		Johnson Controls International PLC	347,744
685		Kansas City Southern Industries, Inc.	138,829
2,598		L3Harris Technologies Inc.	445,583
1,780		Lockheed Martin Corp.	572,840
1,809		Masco Corp.	98,247
4,559		Nielsen Holdings PLC	101,802
2,120		Norfolk Southern Corp.	501,634
1,459		Northrop Grumman Corp.	418,164
1,554		Old Dominion Freight Lines, Inc.	301,476
1,491		Otis Worldwide Corp.	96,393
2,947		PACCAR, Inc.	268,825
1,035		Parker-Hannifin Corp.	273,871
1,992		Pentair PLC	108,484
3,233		Quanta Services, Inc.	227,830
11,438		Raytheon Technologies Corp.	763,258
2,141		Republic Services, Inc.	193,803
3,223		Robert Half International, Inc.	217,552
1,137		Rockwell Automation, Inc.	282,579
5,389		Rollins, Inc.	194,112
600		Roper Technologies, Inc.	235,746
3,696		Smith (A.O.) Corp.	200,693
1,286		Snap-On, Inc.	231,467
5,803		Southwest Airlines Co.	254,984
1,261		Stanley Black & Decker Inc.	218,771
398	[2]	Teledyne Technologies, Inc.	142,090
1,979		Textron Inc.	89,570
3,099		Trane Technologies plc	444,242
249	[2]	Transdigm Group, Inc.	137,767
5,807		Union Pacific Corp.	1,146,708
3,110	[2]	United Airlines Holdings, Inc.	124,369
7,100		United Parcel Service, Inc.	1,100,500
1,240	[2]	United Rentals, Inc.	301,332
1,381		Verisk Analytics, Inc.	253,413
331		W.W. Grainger, Inc.	120,613
1,202		Wabtec Corp.	89,200
3,664		Waste Management, Inc.	407,876
2,976		Xylem, Inc.	287,452
		TOTAL	22,535,483
		Information Technology—27.3%
6,112		Accenture PLC	1,478,615
4,245	[2]	Adobe, Inc.	1,947,479
10,484	[2]	Advanced Micro Devices, Inc.	897,850
127	[2]	Akamai Technologies, Inc.	14,101
2,429		Amphenol Corp., Class A	303,334
2,298		Analog Devices, Inc.	338,564
729	[2]	Ansys, Inc.	258,336

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
142,039		Apple, Inc.	$18,743,466
8,055		Applied Materials, Inc.	778,757
416	[2]	Arista Networks, Inc.	127,945
2,405	[2]	Autodesk, Inc.	667,219
3,003		Automatic Data Processing, Inc.	495,855
3,633		Broadcom, Inc.	1,636,666
1,059		Broadridge Financial Solutions	149,647
2,243	[2]	Cadence Design Systems, Inc.	292,465
1,466		CDW Corp.	193,014
37,887		Cisco Systems, Inc.	1,689,002
1,169		Citrix Systems, Inc.	155,839
4,799		Cognizant Technology Solutions Corp.	374,082
10,515		Corning, Inc.	377,173
2,338		DXC Technology Co.	65,932
1,114	[2]	Enphase Energy, Inc.	203,138
636	[2]	F5 Networks, Inc.	124,624
5,663		Fidelity National Information Services, Inc.	699,154
5,149	[2]	Fiserv, Inc.	528,751
800	[2]	FleetCor Technologies Inc.	194,200
175	[2]	Fortinet Inc.	25,331
948	[2]	Gartner, Inc., Class A	144,011
1,934		Global Payments, Inc.	341,390
793		Henry Jack & Associates, Inc.	114,818
4		Hewlett Packard Enterprise Co.	49
13,255		HP, Inc.	322,627
8,079		IBM Corp.	962,290
38,874		Intel Corp.	2,157,896
2,681		Intuit, Inc.	968,458
952	[2]	IPG Photonics Corp.	212,705
2,364		Juniper Networks, Inc.	57,729
1,436	[2]	Keysight Technologies, Inc.	203,323
1,349		KLA Corp.	377,814
986		Lam Research Corp.	477,175
1,267		Leidos Holdings, Inc.	134,378
7,685		Mastercard, Inc.	2,430,689
748		Maxim Integrated Products, Inc.	65,607
2,354		Microchip Technology, Inc.	320,403
9,858	[2]	Micron Technology, Inc.	771,586
66,812		Microsoft Corp.	15,497,711
1,332		Motorola, Inc.	223,177
2,019		NetApp, Inc.	134,142
5,416		NVIDIA Corp.	2,814,099
17,165		Oracle Corp.	1,037,281
2,734		Paychex, Inc.	238,733
408	[2]	Paycom Software, Inc.	154,934
10,216	[2]	PayPal Holdings, Inc.	2,393,711
1,873	[2]	Qorvo, Inc.	320,058
9,971		Qualcomm, Inc.	1,558,268
8,682	[2]	Salesforce.com, Inc.	1,958,312
1,970	[2]	ServiceNow, Inc.	1,070,025
1,447		Skyworks Solutions, Inc.	244,905

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,898	[2]	Synopsys, Inc.	$484,844
3,156		TE Connectivity Ltd.	379,982
1,257		Teradyne, Inc.	142,644
8,265		Texas Instruments, Inc.	1,369,428
2,208	[2]	Trimble, Inc.	145,529
295	[2]	Tyler Technologies, Inc.	124,723
252	[2]	Verisign, Inc.	48,906
14,831		Visa, Inc., Class A	2,866,091
462	[2]	Vontier Corp.	14,983
98		Western Digital Corp.	5,530
4,824		Western Union Co.	107,430
2,122		Xerox Holdings Corp.	44,626
2,168		Xilinx, Inc.	283,076
838	[2]	Zebra Technologies Corp., Class A	325,002
		TOTAL	76,811,637
		Materials—2.5%
1,435		Air Products & Chemicals, Inc.	382,801
738		Albemarle Corp.	120,043
16,225		Amcor PLC	177,501
896		Avery Dennison Corp.	135,179
2,988		Ball Corp.	263,004
991		Celanese Corp.	121,051
1,920		CF Industries Holdings, Inc.	79,450
10,053		Corteva, Inc.	400,713
9,110		Dow, Inc	472,809
8,115		DuPont de Nemours, Inc.	644,737
925		Eastman Chemical Co.	90,974
1,564		Ecolab, Inc.	319,854
1,265		FMC Corp.	136,987
11,696	[2]	Freeport-McMoRan, Inc.	314,739
2,955		International Paper Co.	148,666
4,737		Linde PLC	1,162,460
734		LyondellBasell Industries N.V.	62,948
30		Martin Marietta Materials	8,622
8,016		Mosaic Co./The	208,095
9,327		Newmont Corp.	555,889
2,615		Nucor Corp.	127,429
633		Packaging Corp. of America	85,113
1,923		PPG Industries, Inc.	259,047
752		Sealed Air Corp.	31,787
683		Sherwin-Williams Co.	472,499
1,000		Vulcan Materials Co.	149,140
1,702		WestRock Co.	70,514
		TOTAL	7,002,051
		Real Estate—2.5%
1,022		Alexandria Real Estate Equities, Inc.	170,786
3,889		American Tower Corp.	884,203
385		Avalonbay Communities, Inc.	63,013
2,887	[2]	CBRE Group, Inc.	176,049
4,692		Crown Castle International Corp.	747,248
2,464		Digital Realty Trust, Inc.	354,693

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
3,013		Duke Realty Corp.	$119,194
980		Equinix, Inc.	725,161
704		Equity Residential Properties Trust	43,395
632		Essex Property Trust, Inc.	151,434
2,351		Extra Space Storage, Inc.	267,520
907		Federal Realty Investment Trust	79,417
4,872		Healthpeak Properties, Inc.	144,455
2,863		Iron Mountain, Inc.	96,397
1,063		Mid-American Apartment Communities, Inc.	141,113
6,673		ProLogis, Inc.	688,654
1,935		Public Storage	440,445
3,240		Realty Income Corp.	191,354
1,340		Regency Centers Corp.	63,221
1,470		SBA Communications Corp.	394,945
3,203		Simon Property Group, Inc.	297,655
178		SL Green Realty Corp.	12,011
3,169		UDR, Inc.	121,848
3,302		Ventas, Inc.	152,123
3,789		Welltower, Inc.	229,613
5,782		Weyerhaeuser Co.	180,341
		TOTAL	6,936,288
		Utilities—2.7%
11,017		AES Corp.	268,705
1,669		Alliant Energy Corp.	81,197
1,829		Ameren Corp.	133,005
4,407		American Electric Power Co., Inc.	356,570
1,643		American Water Works Co., Inc.	261,270
3,772		CenterPoint Energy, Inc.	79,551
2,061		CMS Energy Corp.	117,230
2,995		Consolidated Edison Co.	211,986
7,353		Dominion Energy, Inc.	535,960
2,826		DTE Energy Co.	335,503
6,372		Duke Energy Corp.	598,968
3,177		Edison International	184,774
1,499		Entergy Corp.	142,900
4,636		EverSource Energy	405,650
8,274		Exelon Corp.	343,867
254		FirstEnergy Corp.	7,813
17,093		NextEra Energy, Inc.	1,382,311
9,438		NiSource, Inc.	209,052
1,967		NRG Energy, Inc.	81,453
6,436		PPL Corp.	178,084
6,879		Public Service Enterprises Group, Inc.	388,182
1,496		Sempra Energy	185,145
9,304		Southern Co.	548,192
2,483		WEC Energy Group, Inc.	220,739
4,222		Xcel Energy, Inc.	270,166
		TOTAL	7,528,273
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,042,046)	276,553,080

Shares		Value
	INVESTMENT COMPANY—1.6%
4,564,743	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[3] (IDENTIFIED COST $4,564,779)	$4,566,113
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $72,606,825)	281,119,193
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	180,323
	TOTAL NET ASSETS—100%	$281,299,516
At January 31, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures
2S&P 500 E-Mini Index	26	$4,824,797	March 2021	$(7,972)
The average notional value of long futures contracts held by the Fund throughout the period was $7,497,856. This is based on amounts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2020	$—	$4,231,867	$4,231,867
Purchases at Cost	296,751	19,573,933	19,870,684
Proceeds from Sales	(296,751)	(19,239,170)	(19,535,921)
Change in Unrealized Appreciation/Depreciation	N/A	$564	$564
Net Realized Gain/(Loss)	N/A	$(1,081)	$(1,081)
Value as of 1/31/2021	$—	$4,566,113	$4,566,113
Shares Held as of 1/31/2021	—	4,564,743	4,564,743
Dividend Income	$2	$2,153	$2,155
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,816,825 at January 31, 2021, which represents 1.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.